Debt	12 Months Ended
Dec. 31, 2021
Borrowings By Type [Abstract]
Debt
21 Debt

Accounting policy
Borrowings are recorded initially at fair value and subsequently carried at amortised cost, other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk. When the related derivative in such a hedging relationship expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

	2021			2020
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	131	–	131	307	–	307
Term debt	32	3,410	3,442	–	4,147	4,147
Lease liabilities	69	139	208	92	183	275
Term debt in fair value hedging relationships	–	2,161	2,161	448	1,721	2,169
Term debt previously in fair value hedging relationships	–	225	225	–	225	225
Total	232	5,935	6,167	847	6,276	7,123

The total fair value of financial liabilities measured at amortised cost (excluding lease liabilities) is £3,746m (2020: £4,843m). The total fair value of term debt in fair value hedging relationships is £2,268m (2020: £2,235m). The total fair value of term debt previously in fair value hedging relationships is £255m (2020: £270m).
RELX PLC has given guarantees in respect of certain long-term and short-term borrowings issued by subsidiaries. Included within term debt above are debt securities issued by RELX Capital Inc., a 100% indirectly owned finance subsidiary of RELX PLC, which have been registered with the US Securities and Exchange Commission. RELX PLC has fully and unconditionally guaranteed these securities, which are not guaranteed by any other subsidiary of RELX PLC.

Analysis by year of repayment

	2021				2020
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
Within 1 year	131	32	69	232	307	448	92	847
Within 1 to 2 years	–	641	40	681	–	32	47	79
Within 2 to 3 years	–	1,012	37	1,049	–	651	44	695
Within 3 to 4 years	–	628	29	657	–	1,082	37	1,119
Within 4 to 5 years	–	626	17	643	–	673	28	701
After 5 years	–	2,889	16	2,905	–	3,655	27	3,682
After 1 year	–	5,796	139	5,935	–	6,093	183	6,276
Total	131	5,828	208	6,167	307	6,541	275	7,123

Short-term bank loans, overdrafts and commercial paper were backed up at 31 December 2021 by a $3.0bn (£2.2bn) committed bank facility, consisting of tranches of $1,263m (£936m) maturing in 2023 and $1,706m (£1,264m) maturing in 2024. The committed bank facility was undrawn.

Analysis by currency

	2021				2020
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
US dollar	68	2,691	79	2,838	228	2,751	120	3,099
Pound sterling	–	–	51	51	9	–	60	69
Euro	15	3,137	47	3,199	20	3,790	61	3,871
Other currencies	48	–	31	79	50	–	34	84
Total	131	5,828	208	6,167	307	6,541	275	7,123

Included in the US dollar amounts for term debt above is £515m (2020: £560m) of debt denominated in euros (
€
600m) (2020:
€
600m) that was swapped into US dollars on issuance and against which there are related derivative financial instruments, which, as at 31 December 2021, had a fair value of £21m (2020: £70m).